Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 12,157	$ (105,890)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on asset sale	(83,736)	0
Stock-based compensation expense	6,891	11,522
Depreciation and amortization expense	617	1,440
Non-cash asset impairment charges	1,877	0
Loss on disposal of property and equipment	0	59
Non-cash interest expense	1,074	331
Non-cash income tax expense	377	0
(Gain)/loss on impairment of leasehold improvements	0	86
(Gain)/loss on extinguishment of operating lease	(72)	(81)
Non-cash lease expense	1,912	2,726
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	5,154	2,466
Other assets	40	34
Accounts payable	(357)	(3,102)
Current and non-current operating lease liabilities	(2,464)	(2,893)
Accrued expenses and other current liabilities	(6,660)	(3,906)
Net cash used in operating activities	(63,190)	(97,208)
Cash flows from investing activities:
Proceeds from asset sale, net	83,736	0
Proceeds from the sale of property, plant, and equipment	1,348	0
Purchases of property and equipment	(8)	(267)
Net cash provided by (used in) investing activities	85,076	(267)
Cash flows from financing activities:
Repayment of note payable, including end of term charge	(16,350)	0
Exercise of stock options	235	58
Proceeds from issuance of common stock under 2018 employee stock purchase plan	86	204
Net cash (used in) provided by financing activities	(16,029)	262
Net increase (decrease) in cash, cash equivalents and restricted cash	5,857	(97,213)
Cash, cash equivalents and restricted cash at beginning of period	92,846	190,059
Cash, cash equivalents and restricted cash, end of period	98,703	92,846
Supplemental Cash:
Interest paid	831	1,425
Supplemental disclosure of non-cash investing and financing activities:
Right of use asset obtained in exchange for operating lease liabilities	2,392	4,319
Reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets:
Cash and cash equivalents, end of period	98,020	92,563
Restricted cash	683	283
Cash, cash equivalents and restricted cash, end of period	$ 98,703	$ 92,846